NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Additional Information (Details)												12 Months Ended
	Sep. 04, 2030	Mar. 16, 2026 USD ($)	Aug. 04, 2025 USD ($)	Feb. 28, 2025 USD ($)	Aug. 01, 2023	Jul. 27, 2023 USD ($)	Aug. 30, 2022 USD ($)	May 12, 2022 USD ($) $ / shares shares	Apr. 28, 2022 USD ($) $ / shares shares	Dec. 10, 2021 USD ($)	Dec. 09, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Aug. 18, 2025	Aug. 08, 2025	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 28, 2022 CAD ($) $ / shares	Dec. 31, 2021
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]												Prime Rate [Member]
Issuance of note receivable												$ 42,893,000	$ 7,557,000
Gain (loss) on extinguishment of debt												(292,000)	0
Ownership interest acquired (as a percentage)																0.49
Payment through unsecured convertible debenture notes (in shares) | shares									20,005
Notes payable												$ 68,996,000	$ 58,259,000
Lompoc, California
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Ownership interest acquired (as a percentage)															0.76
Interest Rate Swap
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Derivative, notional amount				$ 50,000,000
Derivative, variable interest rate				8.58%
Line of Credit
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total available proceeds											$ 100,000,000
Aggregate principal amount					2.00%
Other expense						$ 1,000,000.0
Senior Secured Credit Facility
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Interest only payment period				2 years
Interest payment period				3 years
Debt instrument, amortization period				15 years
Stated interest rate												6.75%
Debt instrument, basis spread on variable rate												1.25%
Deposited interest reserve in escrow account												$ 3,000,000
Liquidity covenant				$ 10,000,000
Debt Instrument, minimum fixed charge coverage ratio													125.00%
Notes payable												50,000,000	$ 0
Senior Secured Credit Facility | Line of Credit
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Debt instrument, face amount				50,000,000
Senior Secured Credit Facility Amendment | Subsequent event
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Liquidity covenant		$ 15,000,000
Prior Senior Secured Credit Agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate													12.00%									5.25%
Deposited interest reserve in escrow account											3,000,000
Liquidity covenant											$ 10,000,000
Loan amount										$ 50,000,000
Monthly installment period that will equal to 1.25% pe annum of the original principal										24 months
Annual principal payment										1.25%
Percentage of proceeds of sale of assets to prepay outstanding principal amount											100.00%
Prior Senior Secured Credit Agreement | Minimum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate																						10.00%
Prior Senior Secured Credit Agreement | Maximum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate																						12.00%
Amendments to the Senior Secured Credit Agreement | Incremental Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total available proceeds								$ 110,000,000
Loan amount								$ 10,000,000
Accrued interest rate								10.00%
Percentage of fee on the outstanding principal amount								1.00%
Warrants issued (in shares) | shares								175,000
Warrant exercise price (in dollars per share) | $ / shares								$ 11.50
Debt discount recorded														$ 89,000
Issuance of note receivable							$ 10,000,000							10,000,000
Gain (loss) on extinguishment of debt														$ 600,000
Amend the Credit Agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Debt instrument covenant minimum cumulative EBITDA																	$ 22,500,000	$ 20,000,000.0	$ 20,000,000.0	$ 20,000,000.0
Prior Credit Agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Gain (loss) on extinguishment of debt				(300,000)
Extinguishment of debt, amount				$ 40,600,000
2025 Lompoc Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Debt instrument, face amount			$ 3,000,000
Debt instrument, amortization period			25 years
Stated interest rate			8.50%
Debt instrument interest payment term			5 years
Debt instrument, basis spread on variable rate, reset, duration			5 years
Debt Instrument, minimum floor rate, percentage			0.05
Debt instrument covenant debt service coverage ratio minimum			1.25
Notes payable												2,990,000	$ 0
2025 Lompoc Term Loan | Subsequent event
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Debt instrument, basis spread on variable rate	1.00%
Series A Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Payment through unsecured convertible debenture notes (in shares) | shares									12,003
Number of days VWAP of equity shares									10 days												10 days
Number of trading days prior to the date for equity shares									5 days
Redemption price per share (in dollars per share) | $ / shares																					$ 4.08
Notes payable												11,900,000
Series B Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Payment through unsecured convertible debenture notes (in shares) | shares									8,002
Number of days VWAP of equity shares									10 days												10 days
Number of trading days prior to the date for equity shares									5 days
Threshold closing price for conversion into shares (in dollars per share) | $ / shares									$ 10.00
Threshold consecutive trading days considered for closing price									20 days
Conversion price (in dollars per share) | $ / shares									$ 10.00
Notes payable												4,100,000
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Accrued interest rate									8.00%												8.00%
Number of days VWAP of equity shares									10 days												10 days
Number of trading days prior to the date for equity shares									5 days
Debt instrument, fixed exchange rate base amount									$ 1.00
Debt instrument, fixed exchange rate quoted																					$ 1.27
Notes payable												$ 16,006,000	$ 16,006,000